11 Greenway Plaza
Houston, TX 77046

invesco.com
June 30, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
CIK 0000909466
1933 Act Registration No. 033-66242
1940 Act Registration No. 811-07890
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class A2, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, as applicable, of:
Invesco AMT-Free Municipal Income Fund, Invesco California Municipal Fund, Invesco Environmental Focus Municipal Fund, Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Limited Term California Municipal Fund, Invesco Limited Term Municipal Income Fund, Invesco Municipal Income Fund, Invesco New Jersey Municipal Fund, Invesco Pennsylvania Municipal Fund, Invesco Rochester® AMT-Free New York Municipal Fund, Invesco Rochester® Limited Term New York Municipal Fund, Invesco Rochester® Municipal Opportunities Fund and Invesco Rochester® New York Municipals Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 97 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 26, 2025.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4277 or Amy.Shapiro@invesco.com.
Very truly yours,
/s/ Amy Shapiro
Amy Shapiro Senior Counsel